Asset Acquisition (Details) - Schedule of fair value of assets acquired	Jun. 30, 2021 USD ($)
Schedule of fair value of assets acquired [Abstract]
Inventories	$ 47,340
Property and equipment, net	324,203
Teashop rental contracts	202,980
Transfer costs	11,790	[1]
Fair value of assets acquired	$ 586,313

[1]	the transfer cost was charged to expenses at the acquisition date.